Recent accounting pronouncements and future accounting policy changes	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Recent accounting pronouncements and future accounting policy changes	Recent accounting pronouncements and future accounting policy changes: The following is an overview of accounting standard changes that the Corporation will be required to adopt in future years. The Corporation expects to adopt these standards as at their effective dates and will continue to evaluate the impact of these standards on the consolidated financial statements.
6.     Recent accounting pronouncements and future accounting policy changes (cont'd):

(a)    Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

On January 23, 2020, the IASB issued amendments to IAS 1 Presentation of Financial Statements, to clarify the classification of liabilities as current or non-current.

For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period. The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that:

•settlement of a liability includes transferring a company’s own equity instruments to the counterparty, and

•when classifying liabilities as current or non-current a company can ignore only those conversion options that are recognized as equity.

The amendments are effective for annual periods beginning on or after January 1, 2023. Early adoption is permitted. The amendments are subject to further developments. Certain application issues resulting from the amendments have been raised with the IFRS Interpretations Committee, which referred them to the IASB. In November 2021, the IASB published the exposure draft Non-current Liabilities with Covenants (proposed amendments to IAS 1). The exposure draft aims to improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with conditions, in addition to addressing concerns about the classification of such a liability as current or non-current. The IASB proposed to defer the effective date of the 2020 amendments to no earlier than January 1, 2024. The extent of the impact of adoption of the Amendments to IAS 1 has not yet been determined.

(b)    Definition of Accounting Estimates (Amendments to IAS 8)

On February 12, 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8).

The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty. The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy.

The amendments are effective for annual periods beginning on or after January 1, 2023. Early adoption is permitted. The extent of the impact of adoption of the amendments to IAS 8 has not yet been determined.

(c)    Disclosure Initiative – Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

On February 12, 2021, the IASB issued Disclosure Initiative – Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements).

The amendments help companies provide useful accounting policy disclosures. The key amendments include:
•requiring companies to disclose their material accounting policies rather than their significant accounting policies;

•clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and

•clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.
6.     Recent accounting pronouncements and future accounting policy changes (cont'd):

(c)    Disclosure Initiative – Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) cont'd

The amendments are effective for annual periods beginning on or after January 1, 2023. Early adoption is permitted. The extent of the impact of adoption of the amendments to IAS 1 and IFRS Practice Statement 2 has not yet been determined.

(d)    Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)

On May 14, 2020, the IASB issued Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37).

IAS 37 does not specify which costs are included as a cost of fulfilling a contract when determining whether a contract is onerous. The IASB’s amendments address this issue by clarifying that the "costs of fulfilling a contract" comprise both:

•the incremental costs – e.g. direct labour and materials; and

•an allocation of other direct costs – e.g. an allocation of the depreciation charge for an item of PPE used in fulfilling the contract.

The amendments are effective for annual periods beginning on or after January 1, 2022 and apply to contracts existing at the date when the amendments are first applied. At the date of initial application of the amendments to IAS 37, the cumulative effect of applying the amendments is recognized as an opening balance adjustment to retained earnings or other component of equity, as appropriate. The comparatives are not restated.

Based on the analysis completed to date of the Corporation's "open" contracts as of December 31, 2021, on adoption of the amendments to IAS 37 on January 1, 2022, the Corporation expects to recognize approximately $1,200,000 of additional contract costs as an opening balance adjustment to retained earnings in the three months ended March 31, 2022 financial statements (note 18).